Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Parent company information [line items]
Interest expense	$ 8,143	$ 14,048
Net interest income	20,002	20,835
Non-interest income	29,691	26,346
Total revenue	49,693	47,181
Provision for credit losses	(753)	4,351
Non-interest expense	25,924	24,758
Income before income taxes	20,631	14,389
Income taxes	4,581	2,952
Net income	16,050	11,437
Other comprehensive income (loss), net of taxes	1,456	(1,135)
Total comprehensive income (loss)	17,506	10,302
Parent [member]
Parent company information [line items]
Interest and dividend income	19,793	23,596
Interest expense	5,615	9,548
Net interest income	14,178	14,048
Non-interest income	5,393	4,792
Total revenue	19,571	18,840
Provision for credit losses	(606)	3,888
Non-interest expense	9,466	9,580
Income before income taxes	10,711	5,372
Income taxes	2,088	1,139
Net income before equity in undistributed income of subsidiaries	8,623	4,233
Equity in undistributed income of subsidiaries	7,415	7,199
Net income	16,038	11,432
Other comprehensive income (loss), net of taxes	1,463	(1,137)
Total comprehensive income (loss)	$ 17,501	$ 10,295